Trade and other receivables, net - Narrative (Details) $ in Thousands	Dec. 31, 2021 USD ($) company	Dec. 31, 2020 USD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Number of well-known multinational companies with good credit quality standing | company	24
Trade and other receivables | Later than six months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 717	$ 977
Trade and other receivables | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 11,224	$ 11,623
Proportion of outstanding unimpaired trade receivables (as a percent)	53.00%	25.00%